SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 16:-	SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Mobile Solutions segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2013, 2012 and 2011 were as follows:

	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated
2013

Revenues	$10,451	$15,496	$(44)	$25,903
Gross profit	$2,882	$2,149	$-	$5,031
Assets related to segment	$10,476	$8,711	$-	$19,187

2012

Revenues	$8,894	$15,915	$(306)	$24,503
Gross profit	$2,345	$2,723	$-	$5,068
Assets related to segment	$8,558	$9,491	$-	$18,049

2011

Revenues	$13,128	$21,332	$(1,026)	$33,434
Gross profit	$3,105	$3,405	$-	$6,510
Assets related to segment	$10,132	$9,869	$68	$20,069

b.	The following presents total revenues and long-lived assets for the years 2013, 2012 and 2011 based on the location of customers:

	Year ended December 31,
	2013		2012		2011
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$529	$-	$493	$-	$1,514	$-
Far East	3,130	-	1,985	-	3,943	-
Europe	1,896	-	1,178	-	976	-
Israel and others	20,348	689	20,847	963	27,001	1,166

	$25,903	$689	$24,503	$963	$33,434	$1,166

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2013	2012	2011

Customer A (Supply Chain Segment)	13%	15%	10%